Subsequent Events 10-Q	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Subsequent Events [Abstract]
Subsequent Events
14. Subsequent Events
Combination Private Placement — Tranche 2 and 3 Closings
On July 23, 2026, the Company completed Tranche 2 of its $50.0 million Private Placement pursuant to the Securities Purchase Agreement dated June 14, 2026 for aggregate proceeds of $11,749,998 (the “Tranche 2 Closing”).
The Company completed the third and final closing (the “Tranche 3 Closing”) of the Private Placement on August 14, 2026, from which it received gross proceeds of approximately
$13.3 million, consisting of approximately $8.3 million from Apeiron and approximately $5.0 million from the Company’s Chief Executive Officer. Because the Tranche 2 Closing occurred, and the Tranche 3 Closing occur red
after June 30, 2026, their proceeds are not reflected in the accompanying condensed consolidated balance sheet as of June 30, 2026. The $8.5 million from Apeiron Tranche 2 Closing funding prior to June 30, 2026 is included in cash and presented as Additional Paid in Capital within the condensed consolidated balance sheet as of that date.

11. Subsequent Events
The Company has evaluated subsequent events through February 12, 2026, the date when the financial statements were available to be issued. Except as described below or elsewhere in these consolidated financial statements, the Company has concluded that no subsequent events have occurred that require disclosure.
On January 9, 2026, the Company engaged a vendor to construct the Company’s planned 50 meter portable pool with a total commitment of approximately $6.1 million.